STOCKHOLDERS' EQUITY (Details - non-vested shares) - $ / shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Equity [Abstract]
Options non-vested outstanding, beginning balance	0	3,600,000
Weighted Average Exercise Price, Options non-vested outstanding, beginning balance	$ 0	$ 0.30
Options awarded	0	0
Weighted Average Exercise Price, awarded	$ 0	$ 0
Options vested	0	900,000
Weighted Average Exercise Price, vested	$ 0	$ 0.30
Options forfeited	0	0
Weighted average exercise price, forfeited	$ 0	$ 0
Options non-vested outstanding, ending balance	0	2,700,000
Weighted Average Exercise Price, Options non-vested outstanding, ending balance	$ 0	$ 0.30
Options vested	0	(900,000)